PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT, NET
Property plant and equipment, gross	$ 20,291	$ 18,980
Less: Accumulated depreciation	(13,429)	(12,584)
Property, plant and equipment, net	6,862	6,396
Depreciation expenses	4,216	10,555	$ 9,239
Impairment loss for property, plant and equipment	0	0	374
Discontinued Operations
PROPERTY, PLANT AND EQUIPMENT, NET
Depreciation expenses	2,536	8,549	7,509
Impairment loss for property, plant and equipment	0	0	$ 374
Furniture, fixture and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property plant and equipment, gross	3,627	3,209
Leasehold improvement
PROPERTY, PLANT AND EQUIPMENT, NET
Property plant and equipment, gross	16,003	15,271
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property plant and equipment, gross	$ 661	$ 500